UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
REVENUES	$ 1,864,869	$ 3,443,594
COST OF REVENUES	1,055,826	2,162,368
GROSS PROFIT	809,043	1,281,226
OPERATING EXPENSES:
Selling	2,668,064	999,825
General and administrative	1,120,910	1,374,834
Impairment of goodwill	12,798,582
Total operating expenses	16,587,556	2,374,659
LOSS FROM OPERATIONS	(15,778,513)	(1,093,433)
OTHER (EXPENSE) INCOME
Interest income	62,073	14,337
Interest expense	(43,199)	(504,021)
Other expense	(72,642)	(17,834)
Total other expense, net	(53,768)	(507,518)
LOSS BEFORE INCOME TAXES	(15,832,281)	(1,600,951)
PROVISION FOR INCOME TAXES		7,500
NET LOSS	(15,832,281)	(1,608,451)
Less: Net loss attributable to non-controlling interest	(452,479)	(11,238)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(15,379,802)	(1,597,213)
NET LOSS	(15,832,281)	(1,608,451)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	457,175	157,036
TOTAL COMPREHENSIVE LOSS	(15,375,106)	(1,451,415)
Less: Comprehensive loss attributable to non-controlling interest	(437,919)	(6,218)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (14,937,187)	$ (1,445,197)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Basic	8,188,574	7,839,536
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Diluted	8,188,574	7,839,536
LOSS PER SHARE Basic	$ (1.88)	$ (0.20)
LOSS PER SHARE Diluted	$ (1.88)	$ (0.20)